Property, Plant and Equipment - Disclosure of property, plant and equipment (Details) - CAD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 304,866
Ending balance	384,728	$ 304,866
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	409,798	122,223
Addition	285,852	280,478
Disposal	0	(748)
Effect of change in exchange rate	104,949	7,845
Ending balance	800,599	409,798
Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(104,932)	(20,886)
Depreciation	269,186	82,664
Disposal	0	0
Effect of change in exchange rate	(41,753)	(1,382)
Ending balance	(415,871)	(104,932)
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	24,911
Ending balance	43,212	24,911
Computer equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,916	14,463
Addition	29,326	24,829
Disposal	0	0
Effect of change in exchange rate	9,992	624
Ending balance	79,234	39,916
Computer equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(15,005)	(5,338)
Depreciation	17,537	9,545
Disposal	0	0
Effect of change in exchange rate	(3,480)	(122)
Ending balance	(36,022)	(15,005)
Computer software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0
Ending balance	0	0
Computer software [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	0	0
Addition	55,212	0
Disposal	0	0
Effect of change in exchange rate	0	0
Ending balance	55,212	0
Computer software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(0)	(0)
Depreciation	55,212	0
Disposal	0	0
Effect of change in exchange rate	(0)	(0)
Ending balance	(55,212)	(0)
Office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	31,752
Ending balance	15,083	31,752
Office equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	39,873	3,526
Addition	8,565	36,340
Disposal	0	(748)
Effect of change in exchange rate	9,005	755
Ending balance	57,443	39,873
Office equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(8,121)	(730)
Depreciation	28,896	7,237
Disposal	0	0
Effect of change in exchange rate	(5,343)	(154)
Ending balance	(42,360)	(8,121)
Mining equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	91,299
Ending balance	226,861	91,299
Mining equipment [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	144,598	66,830
Addition	165,637	75,091
Disposal	0	0
Effect of change in exchange rate	45,279	2,677
Ending balance	355,514	144,598
Mining equipment [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(53,299)	(14,818)
Depreciation	61,741	37,882
Disposal	0	0
Effect of change in exchange rate	(13,613)	(599)
Ending balance	(128,653)	(53,299)
Office improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	156,904
Ending balance	99,572	156,904
Office improvements [Member] | Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	185,411	37,404
Addition	27,112	144,218
Disposal	0	0
Effect of change in exchange rate	40,673	3,789
Ending balance	253,196	185,411
Office improvements [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(28,507)	0
Depreciation	105,800	28,000
Disposal	0	0
Effect of change in exchange rate	(19,317)	(507)
Ending balance	$ (153,624)	$ (28,507)